INVENTORIES	12 Months Ended
Dec. 31, 2023
INVENTORIES
INVENTORIES

3. INVENTORIES

Inventories consist of the following:

	December 31,
	2022	2023
Raw materials	$59,780	$112,462
Work-in-process	12,531	19,483
Finished goods	97,206	41,326
Total	$169,517	$173,271

Inventory write-down was nil, nil and $4.5 million for the years ended December 31, 2021, 2022 and 2023.